Prepayment and Other Current Assets (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid And Other Current Assets [Line Items]
Prepayments and deposits	¥ 659,581	$ 101,376	¥ 6,385,707
Input VAT recoverable	2,249,958	345,812
Employee advances	1,732,451	266,273	1,927,824
Other	1,974,307	303,445	3,312,185
Prepayments and other current assets, total	¥ 6,616,297	$ 1,016,906	¥ 11,625,716